Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Summary of Changes in the Allowance for Doubtful Accounts

The following table summarizes the changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$100	$62	$280
Charge-offs	(89)	(19)	(97)
Recoveries	—	(1)	(283)
Provision	51	238	770

Ending balance	$62	$280	$670